Note 13 - Leases (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Lease, Cost [Table Text Block]
Year Ended	January 31, 2020
Operating lease cost	4,902
Short-term lease cost	866
Total operating lease cost	5,768
Year Ended	January 31, 2020
Operating cash outflows from operating leases included in measurement of lease liabilities	4,150
Increase in ROU asset from non-cash activities, including lease modifications and new leases	6,439
January 31, 2020
Weighted average remaining lease term (years)	4.3
Weighted average discount rate (%)	2.8

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Years Ended January 31,	Operating Leases
2021	4,343
2022	3,283
2023	2,508
2024	1,924
2025	1,252
2026 and thereafter	1,049
Total lease payments	14,359
Less: imputed interest	(954)
Total lease obligations	13,405
Current	3,928
Long-term	9,477

Schedule of Future Minimum Rental Payments for Leases [Table Text Block]
Years Ended January 31,	Operating Leases	Capital Leases	Total
2020	4,627	51	4,678
2021	3,046	2	3,048
2022	1,979	–	1,979
2023	1,470	–	1,470
2024	1,038	–	1,038
2025	737	–	737
2026	733	–	733
2027	271	–	271
	13,901	53	13,954